Derivatives, Fair Value Hedging Basis Adjustment (Details) - Fair value hedging [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Hedged items currently designated [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	$ 36,896	$ 37,857
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	1,110	(157)
Hedged items currently designated [Member] | Mortgage loans held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	961	448
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	(12)	7
Hedged items currently designated [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(43,716)	(56,535)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	(324)	115
Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(127,423)	(104,341)
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	(5,827)	(742)
Not designated as hedging instrument [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	9,486	4,938
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	278	238
Not designated as hedging instrument [Member] | Mortgage loans held for sale [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	0	0
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0	0
Not designated as hedging instrument [Member] | Deposits [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	0	0
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	0	0
Not designated as hedging instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(25,750)	(25,539)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Basis Adjustments	173	366
Foreign exchange contract [Member] | Hedged items currently designated [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Assets	1,200	1,600
Foreign exchange contract [Member] | Hedged items currently designated [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Carrying Amount of Liabilities	(5,200)	(6,300)
Re-Designated As Hedging Instrument [Member] | Debt securities [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Asset, Fair Value Hedge, Cumulative Basis Adjustments	790	1,400
Re-Designated As Hedging Instrument [Member] | Long-term debt [Member]
Fair Value Hedging Basis Adjustment [Abstract]
Hedged Liability, Fair Value Hedge, Cumulative Basis Adjustments	$ 109	$ 66